Premises and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
4. Premises and Equipment
Depreciation expense	$ 2,600,000	$ 2,500,000	$ 2,300,000
Net losses on the sale of and write-downs on premises and equipment	$ (105,000)	$ 0	$ 239,000